Significant changes in current reporting period	6 Months Ended
Sep. 30, 2023
Significant Changes In Current Reporting Period [Abstract]
Significant changes in current reporting period	Significant changes in current reporting period
Information about the business
During the three and six months ended September 30, 2023, the Company has maintained a similar level of material merchants and acquirers when compared to March 31, 2023.
Seasonality
The typical TFSS business is subject to predictable seasonality because a significant part of the business serves the leisure segment of the travel industry, which is particularly active during the northern hemisphere’s summer holiday season. The second half of Global Blue’s financial year typically sees upticks in travel and shopping due to specific events that are more dispersed, such as the Chinese National Day (“Golden Week”) in October, Christmas / New Year in December, Chinese New Year in January / February, and Ramadan in March / April.
All in all, this drives a degree of seasonality in the net working capital needs, with working capital needs increasing gradually during the first half of the financial year, which then unwinds in the second half of the financial year.
The AVPS business, which serves both seasonal shoppers and regular travelers, is more protected from the seasonal variations driven by traditional holiday periods and as a result does not have a distinct seasonality profile.
The RTS segment is currently composed of ZigZag Global, Yocuda and ShipUp. ZigZag Global and ShipUp have a soft seasonal curve skewed towards November and December, underpinned by Black Friday, Cyber Monday, and Christmas shopping peaks. Yocuda is not exposed to any material seasonal cycles given its core revenue is less exposed to the number of eReceipts it issues and more to the number of shops it serves.
COVID-19 Considerations
The Company’s results of operations continue to reflect the impact of the COVID-19 outbreak, which started to affect the business since February 2020; nevertheless, during the three and six month periods ended September 30, 2023 the transaction volumes for the TFSS and AVPS businesses have significantly recovered when compared to the same period last year, but remain impacted by the airline capacity for China. That reduced airline capacity is impacting particularly the recovery in Europe, whereas in APAC Sales in Store (“SiS”) from Chinese travelers is in line with the second quarter of the financial year ended March 31, 2020.